Credit Risk - Summary of Residential Mortgages Portfolios of Particular Interest by Credit Performance (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 199,482	£ 199,733
NPLs	£ 1,868	£ 2,110
NPL ratio	1.21%	1.37%
PIPs	£ 29	£ 35
Later Than 1 Month and Not Later Than 2 Months [member]
Disclosure of credit risk exposure [line items]
NPLs	2,661	2,959
Mortgage Loans [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	154,944	154,274
Performing Loans [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	151,948	150,895
Early Arrear Loans [member] | Later Than 1 Month and Not Later Than 2 Months [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	702	793
Early Arrear Loans [member] | Later Than 2 Months And Not Later Than 3 Months [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	426	476
Interest Only Loan [member]
Disclosure of credit risk exposure [line items]
NPLs	£ 868	£ 938
NPL ratio	2.23%	2.25%
PIPs	£ 17	£ 15
Interest Only Loan [member] | Mortgage Loans [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	38,893	41,707
Interest Only Loan [member] | Performing Loans [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	37,505	40,185
Interest Only Loan [member] | Early Arrear Loans [member] | Later Than 1 Month and Not Later Than 2 Months [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	317	360
Interest Only Loan [member] | Early Arrear Loans [member] | Later Than 2 Months And Not Later Than 3 Months [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	203	224
Part Interest Only Part Repayment [member]
Disclosure of credit risk exposure [line items]
NPLs	£ 263	£ 288
NPL ratio	1.91%	1.98%
PIPs	£ 5	£ 7
Part Interest Only Part Repayment [member] | Mortgage Loans [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	13,794	14,535
Part Interest Only Part Repayment [member] | Performing Loans [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	13,379	14,066
Part Interest Only Part Repayment [member] | Early Arrear Loans [member] | Later Than 1 Month and Not Later Than 2 Months [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	94	111
Part Interest Only Part Repayment [member] | Early Arrear Loans [member] | Later Than 2 Months And Not Later Than 3 Months [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	58	70
Flexible Interest Loan [member]
Disclosure of credit risk exposure [line items]
NPLs	£ 245	£ 265
NPL ratio	1.66%	1.57%
PIPs	£ 3	£ 4
Flexible Interest Loan [member] | Mortgage Loans [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	14,787	16,853
Flexible Interest Loan [member] | Performing Loans [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	14,440	16,472
Flexible Interest Loan [member] | Early Arrear Loans [member] | Later Than 1 Month and Not Later Than 2 Months [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	67	71
Flexible Interest Loan [member] | Early Arrear Loans [member] | Later Than 2 Months And Not Later Than 3 Months [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	35	45
Loan To Value Greater Than 100% Loan [member]
Disclosure of credit risk exposure [line items]
NPLs	£ 132	£ 157
NPL ratio	8.97%	8.38%
PIPs	£ 10	£ 13
Loan To Value Greater Than 100% Loan [member] | Mortgage Loans [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,472	1,873
Loan To Value Greater Than 100% Loan [member] | Performing Loans [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,303	1,661
Loan To Value Greater Than 100% Loan [member] | Early Arrear Loans [member] | Later Than 1 Month and Not Later Than 2 Months [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	22	33
Loan To Value Greater Than 100% Loan [member] | Early Arrear Loans [member] | Later Than 2 Months And Not Later Than 3 Months [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	15	22
Buy To Let Loan [member]
Disclosure of credit risk exposure [line items]
NPLs	£ 21	£ 18
NPL ratio	0.31%	0.27%
PIPs	£ 1	£ 1
Buy To Let Loan [member] | Mortgage Loans [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	6,802	6,648
Buy To Let Loan [member] | Performing Loans [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	6,768	6,621
Buy To Let Loan [member] | Early Arrear Loans [member] | Later Than 1 Month and Not Later Than 2 Months [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	9	7
Buy To Let Loan [member] | Early Arrear Loans [member] | Later Than 2 Months And Not Later Than 3 Months [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	4	2
Other [member]
Disclosure of credit risk exposure [line items]
NPLs	£ 543	£ 582
NPL ratio	0.57%	0.64%
PIPs	£ 6	£ 9
Other [member] | Mortgage Loans [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	95,779	90,570
Other [member] | Performing Loans [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	94,772	89,483
Other [member] | Early Arrear Loans [member] | Later Than 1 Month and Not Later Than 2 Months [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	296	314
Other [member] | Early Arrear Loans [member] | Later Than 2 Months And Not Later Than 3 Months [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 168	£ 191